Business Combination (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Contingent Liabilities In Business Combination Text Block Abstract
Schedule of fair value of each class of recognised assets and liabilities
US$

Total purchase price (60% of equity interest)	$94,647

Cash and Bank Balances	2,189
Trade and other receivables	156,006
Property and equipment, net	12,672
Total identifiable assets	170,867

Total liabilities assumed	(144,719)
Non-controlling interest identified	10,459
Goodwill	78,958

Schedule of cash flows in respect of the acquisition
US$

Purchase consideration	$(94,647)

Cash and Bank Balances	2,189

Net cash outflow	(92,458)